Accounts payable - Schedule of Accounts Payable (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Accounts Payable [Abstract]
Accounts payable to trade suppliers	$ 3,055,063	$ 1,909,791
Accounts payable to other suppliers	188,388	217,832
Accounts payable	$ 3,243,451	$ 2,127,623